Employee benefit plans - Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2025	Mar. 31, 2024
Plans with ABO in excess of plan assets:
PBO	¥ 45,064	¥ 45,899
ABO	45,064	45,899
Fair value of plan assets
Plans with PBO in excess of plan assets:
PBO	45,064	45,899
ABO	45,064	45,899
Fair value of plan assets